Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (304,000)	$ (1,670,000)	$ (1,365,000)	$ (1,418,000)
Loss from discontinued operations	(1,022,000)	82,000	236,000	444,000
Loss from continuing operations	(1,326,000)	(1,588,000)	(1,129,000)	(974,000)
Adjustment to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	902,000	996,000	4,104,000	4,548,000
Disposal of assets			5,000
Stock compensation expense		4,000	3,000	24,000
Gain on debt extinguishment		(4,000)	(60,000)	(8,796,000)
Change in warrant liabilities	68,000	(108,000)	(4,041,000)	3,655,000
Changes in operating assets and liabilities:
Receivables	106,000	(351,000)	149,000	858,000
Inventories	(288,000)	1,000	407,000	1,977,000
Prepaids and other assets	(239,000)	(81,000)	555,000	(484,000)
Accounts payable and accrued liabilities	95,000	1,305,000	(111,000)	(1,077,000)
Deferred pension liability and other	142,000	141,000	441,000	(83,000)
Net cash provided by (used in) operating activities of continuing operations	(540,000)	315,000	323,000	(352,000)
Cash flows from investing activities
Equipment manufactured for rental		(239,000)	(484,000)	(408,000)
Purchases of property, plant and equipment	(93,000)	(48,000)	(72,000)	(64,000)
Net cash used in investing activities	(93,000)	(287,000)	(556,000)	(472,000)
Cash flows from financing activities
Payments of long-term debt	(314,000)	(414,000)	(66,000)	(6,724,000)
Proceeds from long-term debt			500,000
Net proceeds from issuance of preferred stock and warrants				7,850,000
Net cash used in financing activities	(314,000)	(414,000)	434,000	1,126,000
Cash flows from discontinued operations
Cash used in operating activities of discontinued operations	(53,000)	(55,000)	532,000	(181,000)
Cash provided by investing activities of discontinued operations	1,766,000	17,000
Cash (used in) provided by financing activities of discontinued operations	(1,723,000)	5,000	(678,000)	590,000
Net cash used in discontinued operations	(10,000)	(33,000)	(146,000)	409,000
Net increase in cash and cash equivalents	(957,000)	(419,000)	55,000	711,000
Cash and cash equivalents at beginning of year	1,164,000	1,109,000	1,109,000	398,000
Cash and cash equivalents at end of year	207,000	690,000	1,164,000	1,109,000
Supplemental disclosure of cash flow information:
Interest paid	38,000	51,000	219,000	460,000
Income taxes paid
Supplemental non-cash financing activities:
Exchange of 8¼% Notes for Common Stock				$ 561,000